PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT [Abstract]
Summary of property and equipment

A summary of property and equipment at December 31 follows:

	2015	2014
	(In thousands)
Land	$15,152	$14,904
Buildings	57,638	59,486
Equipment	79,842	79,809
	152,632	154,199
Accumulated depreciation and amortization	(109,529)	(108,251)
Property and equipment, net	$43,103	$45,948